The Ambassador Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 96.6%
96,571	Fidelity Investments Money Market Government Portfolio - Institutional Class 0.010%[1]	$96,571
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $96,571)	96,571
	TOTAL INVESTMENTS — 96.6%
	(Cost $96,571)	96,571
	Other Assets in Excess of Liabilities — 3.4%	3,440
	TOTAL NET ASSETS — 100.0%	$100,011

[1] The rate is the annualized seven-day yield at period end.